SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18.	SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to September 30, 2022 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements, except as follows:

On October 6, 2022, L1 Capital converted $100,000 from its Second Tranche convertible notes for 185,186 shares and a cash settlement of $72,832.